Notes Payable and Line of Credit (Details Narrative) - USD ($)		1 Months Ended				9 Months Ended	12 Months Ended
	Jul. 08, 2022	Jun. 22, 2023	Jun. 20, 2023	Apr. 29, 2022	Jan. 25, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common shares issued							0	0
Platinum Capital Partner, Inc.
Convertible promissory note		$ 2,000,000				$ 400,000
Accounts payable amount		374,000				$ 2,385,503
Common Stock per value						$ 23.18
repayment note amount		$ 2,200,000
Matures Date		Jun. 22, 2024
Common shares issued						94,909
warrants						$ 15,418
Interest Rate						6.00%
Exercise price						$ 6.50
Business Loan with Funding Circle of Denver
Business Loan	$ 500,000
Business Loan discription	The Company received $480,050. The $500,000 plus interest at 6.99% is being repaid at $22,384 per month over twenty-four months. The Business Loan is secured by the assets of the Company and is guaranteed by the founders. The balance as of September 30, 2023 and December 31, 2022 was $0 and $424,540, respectively. As of December 31 2022, $292,932 was due in 2023 and $131,608 in 2024
Interest expense							$ 14,076
loan origination fee							$ 19,950
Interest Rate							11.85%
Revolving credit							$ 85,000
Line Credit Paid Off			$ 85,300
U.S. Small Business Administration's
Matures Date							Apr. 17, 2022	Jan. 23, 2026
Paycheck Loan				$ 984,485	$ 1,131,878
Interest				$ 11,349
Other income					$ 1,146,000		$ 996,000
Interest Rate					1.00%
Accrued interest, Amount								$ 9,845